UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04222
Morgan Stanley New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Tax-Free Income Fund

Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	New York Tax-Exempt Municipal Bonds (96.3%)
	General Obligation (8.1%)
$1,000	New York City 2005 Ser G	5.00%		12/01/26	$1,028,120
3,500	New York State, Ser 1995 B Refg	5.70		08/15/13	3,574,900
4,550	Puerto Rico, Public Improvement Refg Ser 1987 A	3.00		07/01/06	4,550,683
9,050					9,153,703

	Educational Facilities Revenue (8.0%)
500	Hempstead Industrial Development Agency, Hofstra University Ser 1996 (MBIA)	5.80		07/01/15	528,030
	New York State Dormitory Authority,
3,000	City University Ser 1993 A	5.75		07/01/09	3,253,020
1,000	New York University Ser 1998 A (MBIA)	5.75		07/01/15	1,148,170
2,000	State University Ser 1989 B	0.00		05/15/05	1,994,560
2,000	State University 1993 Ser A	5.25		05/15/15	2,170,060
8,500					9,093,840

	Electric Revenue (5.0%)
	Long Island Power Authority,
2,000	Ser 2000 A (FSA)	0.00		06/01/18	1,119,640
1,345	Ser 2003 C	5.50		09/01/21	1,445,633
1,000	Ser 1998 A (FSA)	5.125		12/01/22	1,054,140
2,000	New York State Power Authority, Ser 2000 A	5.25		11/15/40	2,088,120
6,345					5,707,533

	Hospital Revenue (11.1%)
2,000	New York City Health & Hospital Corporation, Health 2003 Ser A (Ambac)	5.25		02/15/22	2,127,440
	New York State Dormitory Authority,
1,000	Department of Health Refg Ser 2004	5.00		07/01/22	1,037,810
2,000	Memorial Sloan-Kettering Cancer Center 2003 Ser I (MBIA)	5.00		07/01/23	2,075,120
1,000	Montefiore Medical Center Ser 2004 (FGIC)	5.00		07/01/27	1,003,230
1,000	Montefiore Hospital FHA Insured Mtge Ser 2004 (FGIC)	5.00		08/01/29	1,035,700
2,000	Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	2,088,740
3,190	New York State Medical Care Facilities Finance Agency, Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B (FSA)	5.50		02/15/22	3,254,374
12,190					12,622,414

	Industrial Development/Pollution Control Revenue (8.6%)
	New York City Industrial Development Agency,
1,000	Airis JFK I LLC Ser 2001A (AMT)	5.50		07/01/28	1,005,260
2,000	Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)	5.75		10/01/36	1,925,780
6,000	New York State Energy Research & Development Authority, Brooklyn Union Gas Co 1991 Ser D (AMT)	11.592	‡	07/01/26	6,762,660
9,000					9,693,700

	Mortgage Revenue - Multi-Family (8.2%)
	New York City Housing Development Corporation,
1,854	East Midtown - FHA Ins Sec 223	6.50		11/15/18	1,950,465

1,901	Ruppert - FHA Ins Sec 223	6.50		11/15/18	1,999,841
5,135	New York State Housing Finance Agency, 1996 Ser A Refg (FSA)	6.10		11/01/15	5,309,949
8,890					9,260,255

	Public Facilities Revenue (7.4%)
1,000	Montgomery County Individual Development Agency, Hamilton Fulton Montgomery BOCES Ser 2004 A (XLCA)	5.00		07/01/34	1,025,240
500	New York City Cultural Resources Trust, The New York Botanical Garden Ser 1996 (MBIA)	5.75		07/01/16	523,085
1,035	New York City Industrial Development Agency, Royal Charter Properties - The New York & Presbytrian Hospital Parking Ser 2001 (FSA)	5.25		12/15/32	1,097,524
	New York State Dormitory Authority,
2,000	School District Ser 2002 E (MBIA)	5.50		10/01/17	2,209,780
1,300	School District Ser 2002 C (MBIA)	5.25		04/01/21	1,393,613
2,000	Puerto Rico Public Buildings Authority, Refg Ser J (Ambac) (Mandatory Tender 07/01/12)	5.00		07/01/36	2,152,700
7,835					8,401,942

	Transportation Facilities Revenue (9.6%)
400	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA)	5.75		01/01/25	404,940
3,000	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (FSA)	5.25		11/15/24	3,197,850
3,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.00		01/01/32	3,062,640
	Puerto Rico Highway & Transportation Authority,
2,000	Refg Ser X	5.50		07/01/15	2,212,860
2,000	Ser 1998 A	4.75		07/01/38	1,986,620
10,400					10,864,910

	Water & Sewer Revenue (12.1%)
	New York City Municipal Water Finance Authority,
2,000	2005 Ser C (MBIA)	5.00		06/15/27	2,085,140
2,000	2005 Ser B (Ambac)	5.00		06/15/28	2,078,600
3,000	2001 Ser B	5.125		06/15/31	3,084,810
2,000	New York State Environment Facilities Corporation, Clean Water Ser 2003 C	5.00		07/15/23	2,083,000
4,000	Suffolk Country Industrial Development Agency, Southwest Sewer Ser 1994 (FGIC)	6.00		02/01/08	4,322,080
13,000					13,653,630

	Other Revenue (11.6%)	5.00		11/01/24	2,080,580
2,000	Battery Park City Authority, Ser 2003A
	New York City Transitional Finance Authority,	5.25		02/01/20	2,152,520
2,000	2003 Ser D (MBIA)	5.375		02/15/22	2,209,000
2,000	2000 Ser A	5.50	#	11/01/26	2,191,800
2,000	Refg 2003 Ser A	5.50		04/01/17	4,480,240
4,000	New York Local Government Assistance Corporation, Ser 1993 C				13,114,140
12,000

	Refunded (6.6%)
2,595	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	3,122,875

4,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375	10/01/24	4,360,240
6,595				7,483,115

103,805	Total New York Tax-Exempt Municipal Bonds (Cost $102,327,712)			109,049,182

	Short-Term New York Tax-Exempt Municipal Obligations (2.5%)
2,065	New York City Transitional Finance Authority, Future Tax Fiscal 2003 Ser C Subser C4 (Demand 04/01/05)	2.29 *	08/01/31	2,065,000
800	New York State Dormitory Authority, Oxford University Press Ser 1993 (Demand 04/01/05)	2.29	07/01/25	800,000
2,865	Total Short-Term New York Tax-Exempt Municipal Obligations (Cost $2,865,000)			2,865,000

$106,670	TOTAL INVESTMENTS (Cost $105,192,712) (a)	98.8%		111,914,182
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		1,359,832
	NET ASSETS	100.0%		$113,274,014

AMT	Alternative Minimum Tax.
ETM	Escrowed to maturity.
FHA	Federal Housing Administration.
*	Current coupon of variable rate demand obligation.
#	Step up coupon; will convert to 14% on November 1, 2011.
‡

Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,762,660 which represents 6% of net assets.

(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,785,867 and the aggregate gross unrealized depreciation is $64,397, resulting in net unrealized appreciation of $6,721,470.

Bond Insurance:

Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Corporation.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005